Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 71,318	$ 60,447	$ 136,881	$ 129,328
Trade & other receivables	6,998	4,403
Financial assets at fair value through other comprehensive income	1,757	1,758
Other non-current assets	2,326	1,930
Financial assets, Total	82,399	68,538
Trade and other payables	20,145	23,079
Borrowings	108,763	96,634
Contingent consideration	17,199	23,284
Warrant liability	5,426	2,185	$ 0
Financial liabilities, Total	151,533	145,182
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	20,145	23,079
Borrowings	108,763	96,634
Financial liabilities, Total	128,908	119,713
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	17,199	23,284
Warrant liability	5,426	2,185
Financial liabilities, Total	22,625	25,469
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	71,318	60,447
Trade & other receivables	6,998	4,403
Other non-current assets	2,326	1,930
Financial assets, Total	80,642	66,780
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,757	1,758
Financial assets, Total	$ 1,757	$ 1,758